Directors' remuneration (Details)	11 Months Ended	12 Months Ended
	Dec. 06, 2016 EquityInstruments $ / shares	Dec. 31, 2017 USD ($) Options EquityInstruments $ / shares	Dec. 31, 2016 USD ($) Options EquityInstruments $ / shares shares	Dec. 31, 2015 USD ($) Options EquityInstruments $ / shares shares	Dec. 07, 2016 $ / shares
Related party
Equity-settled share-based payments		$ 8,264,000	$ 2,762,000	$ 2,618,000
Share consolidation ratio					10
Par value per share | $ / shares	$ 0.0004	$ 0.004	$ 0.004	$ 0.004	$ 0.004
Directors
Related party
Salaries		$ 4,490,000	$ 2,367,000	$ 2,384,000
Equity-settled share-based payments		8,158,000	2,214,000	1,550,000
Total		$ 12,648,000	$ 4,581,000	$ 3,934,000
Granted during the period, options | EquityInstruments		5,726,477
Granted during the period after Share Consolidation effect, options | shares			1,068,955	3,091,724
Exercised during the period, options | EquityInstruments		1,949,229
Exercised during the period after Share Consolidation effect, options | shares			1,800,000	1,835,343
Expired during the period, options | EquityInstruments		0
Expired during the period after Share Consolidation effect, options | shares			732,820	111,781
Granted during the period, non-options | EquityInstruments		5,726,477
Granted during the period after Share Consolidation effect, non-options | shares			1,068,955	1,080,499
Vested during period, non-options | EquityInstruments		3,774,432
Vested during the period after Share Consolidation effect, non-options | shares			1,411,851	1,237,783
Forfeited during the period, non-options | EquityInstruments		0	0	0
Other emoluments payable during the year		$ 0	$ 0	$ 0
Other emoluments waived during the year		0	0	0
Independent non-executive directors
Related party
Salaries		332,000	325,000	237,000
Equity-settled share-based payments		643,000	281,000	248,000
Total		975,000	606,000	485,000
Other emoluments payable during the year		0	0	0
Lip-Bu Tan
Related party
Salaries		91,000	100,000	70,000
Equity-settled share-based payments		128,000	156,000
Total		219,000	256,000	70,000
William Tudor Brown
Related party
Salaries		89,000	85,000	47,000
Equity-settled share-based payments		8,000	24,000	47,000
Total		97,000	109,000	94,000
Carmen I-Hua Chang
Related party
Salaries		70,000	68,000	42,000
Equity-settled share-based payments		40,000	78,000	149,000
Total		110,000	146,000	191,000
Shang-Yi Chiang
Related party
Salaries		47,000	0
Equity-settled share-based payments		250,000	0
Total		297,000	0
Jason Jingsheng Cong
Related party
Salaries		35,000
Equity-settled share-based payments		217,000
Total		252,000
Sean Maloney
Related party
Salaries			72,000	50,000
Equity-settled share-based payments			23,000	46,000
Total			95,000	96,000
Frank Meng
Related party
Salaries				28,000
Equity-settled share-based payments				6,000
Total				34,000
Executive directors
Related party
Salaries		2,190,000	1,860,000	2,097,000
Equity-settled share-based payments		1,849,000	1,775,000	1,236,000
Total		4,039,000	3,635,000	3,333,000
Zhou Zixue
Related party
Salaries		765,000	527,000	225,000
Equity-settled share-based payments		311,000	655,000	873,000
Total		1,076,000	1,182,000	1,098,000
Zhao Haijun
Related party
Salaries		726,000
Equity-settled share-based payments		1,514,000
Total		2,240,000
Liang Mong Song
Related party
Salaries		65,000
Total		65,000
Gao Yonggang
Related party
Salaries		634,000	413,000	376,000
Equity-settled share-based payments		24,000	82,000	201,000
Total		658,000	495,000	577,000
Tzu-Yin Chiu
Related party
Salaries			920,000	918,000
Equity-settled share-based payments			1,038,000	130,000
Total			1,958,000	1,048,000
Zhang Wenyi
Related party
Salaries				578,000
Equity-settled share-based payments				32,000
Total				610,000
Non-executive director
Related party
Salaries		1,968,000	182,000	50,000
Equity-settled share-based payments		5,666,000	158,000	66,000
Total		7,634,000	340,000	116,000
Tzu-Yin Chiu
Related party
Salaries		1,783,000
Equity-settled share-based payments		5,321,000
Total		7,104,000
Chen Shanzhi
Related party
Salaries		75,000	80,000	50,000
Equity-settled share-based payments		128,000	136,000
Total		203,000	216,000	50,000
Zhou Jie
Related party
Salaries		0	0	0
Equity-settled share-based payments		0	0	0
Total		0	0	0
Ren Kai
Related party
Salaries		70,000	63,000
Equity-settled share-based payments			22,000	66,000
Total		70,000	85,000	66,000
Lu Jun
Related party
Salaries		0	39,000
Equity-settled share-based payments		0
Total		0	39,000
Tong Guohua
Related party
Salaries		40,000
Equity-settled share-based payments		217,000
Total		257,000
Li Yonghua (Alternate to Chen Shanzhi)
Related party
Salaries		0	0	0
Equity-settled share-based payments		0	0	0
Total		$ 0	$ 0	$ 0
Stock Option Plan
Related party
Granted during the period, options | Options		6,071,477	2,076,652	5,656,526
Exercised during the period, options | Options		21,830,502	23,459,035	12,930,785
Share consolidation ratio					10
Par value per share | $ / shares	$ 0.0004				$ 0.004
RSUs
Related party
Granted during the period, non-options | EquityInstruments	14,055,477		8,738,247	14,685,298
Forfeited during the period, non-options | EquityInstruments	950,412		1,124,847	1,342,168
Share consolidation ratio					10
Par value per share | $ / shares	$ 0.0004				$ 0.004